Report of Directors Financial Review Risk Report - Central scenario (Details) - Consensus central scenario	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate, 5-year average	2.60%		2.90%
Forecast period	5 years	5 years
2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	2.50%
UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate, 5-year average	1.50%	1.30%
Unemployment rate, 5-year average	4.50%	4.40%
House price growth, 5-year average	3.20%	0.80%
Inflation, 5-year average	2.10%	2.40%
Central bank policy rate, 5-year average	3.90%	4.10%
UK | 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.20%	0.30%
Unemployment rate (%)	4.90%	4.70%
House prices (annual average growth rate, %)	1.40%	(5.50%)
Inflation (annual average growth rate, %)	2.40%	3.20%
Central bank policy rate (annual average, %)	4.20%	5.00%
UK | 2026
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.30%	1.20%
Unemployment rate (%)	4.70%	4.60%
House prices (annual average growth rate, %)	3.80%	0.10%
Inflation (annual average growth rate, %)	2.10%	2.20%
Central bank policy rate (annual average, %)	3.90%	4.30%
UK | 2027
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.80%	1.70%
Unemployment rate (%)	4.50%	4.30%
House prices (annual average growth rate, %)	4.60%	3.50%
Inflation (annual average growth rate, %)	2.10%	2.20%
Central bank policy rate (annual average, %)	3.80%	3.90%
UK | 2028
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.60%	1.60%
Unemployment rate (%)	4.30%	4.20%
House prices (annual average growth rate, %)	3.50%	3.00%
Inflation (annual average growth rate, %)	2.00%	2.30%
Central bank policy rate (annual average, %)	3.70%	3.80%
UK | 2029
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.60%	1.60%
Unemployment rate (%)	4.30%	4.20%
House prices (annual average growth rate, %)	2.70%	3.00%
Inflation (annual average growth rate, %)	2.00%	2.30%
Central bank policy rate (annual average, %)	3.70%	3.70%
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP growth rate, 5-year average	1.20%	1.40%
Unemployment rate, 5-year average	7.20%	7.10%
House price growth, 5-year average	3.60%	2.80%
Inflation, 5-year average	1.90%	2.00%
Central bank policy rate, 5-year average	2.00%	2.90%
France | 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	0.90%	0.80%
Unemployment rate (%)	7.50%	7.50%
House prices (annual average growth rate, %)	2.10%	(1.00%)
Inflation (annual average growth rate, %)	1.20%	2.70%
Central bank policy rate (annual average, %)	2.10%	3.60%
France | 2026
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	0.90%	1.50%
Unemployment rate (%)	7.30%	7.30%
House prices (annual average growth rate, %)	4.40%	2.40%
Inflation (annual average growth rate, %)	1.60%	1.80%
Central bank policy rate (annual average, %)	1.80%	2.80%
France | 2027
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.40%	1.60%
Unemployment rate (%)	7.20%	7.00%
House prices (annual average growth rate, %)	4.40%	4.00%
Inflation (annual average growth rate, %)	2.00%	1.70%
Central bank policy rate (annual average, %)	2.00%	2.60%
France | 2028
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.50%	1.50%
Unemployment rate (%)	7.00%	6.80%
House prices (annual average growth rate, %)	3.80%	4.40%
Inflation (annual average growth rate, %)	2.30%	1.90%
Central bank policy rate (annual average, %)	2.00%	2.60%
France | 2029
Disclosure of sensitivity analysis for actuarial assumptions [line items]
GDP (annual average growth rate, %)	1.40%	1.50%
Unemployment rate (%)	7.00%	6.80%
House prices (annual average growth rate, %)	3.10%	4.00%
Inflation (annual average growth rate, %)	2.20%	2.10%
Central bank policy rate (annual average, %)	2.10%	2.70%